Intangible Assets, Net of Accumulated Amortization	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Intangible Assets, Net of Accumulated Amortization
Intangible Assets, Net of Accumulated Amortization
13.	Intangible Assets, Net of Accumulated Amortization

Intangible assets, net of accumulated amortization consists of the following:

As of March 31, 2026
Remaining
		Amortization	Gross
	Useful	Period in	Carrying	Accumulated	Net Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.6	$3,875,812	$2,802,223	$1,073,589

As of December 31, 2025
Remaining
		Amortization	Gross
	Useful	Period in	Carrying	Accumulated	Net Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.8	$3,875,812	$2,698,327	$1,177,485

The amortization expense on the intangible asset was $103,896 for the three months ended March 31, 2026 and 2025, respectively.

The estimated future amortization expense of the intangible asset as of March 31 is as follows:

Amount
2026 (remaining)	311,687
2027	415,583
2028	346,319
Total	$1,073,589

12.	Intangible Assets, Net of Accumulated Amortization

Intangible assets, net of accumulated amortization consists of the following as of December 31:

2025
Remaining
		Amortization	Gross		Net
	Useful	Period in	Carrying	Accumulated	Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.8	$3,875,812	$2,698,327	$1,177,485

2024
Remaining
		Amortization	Gross		Net
	Useful	Period in	Carrying	Accumulated	Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	3.8	$3,875,812	$2,282,745	$1,593,067

The amortization expense on the intangible asset was $415,583 for the years ended December 31, 2025 and 2024, respectively.

The estimated future amortization expense of the intangible asset as of December 31 is as follows:

Amount
2026	415,583
2027	415,583
2028	346,319
Total	$1,177,485